Acquisitions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2009 Nokia Corporation [Member]	Apr. 14, 2009 Nokia Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition purchase price						$ 54,037
Restructuring and other acquisition related costs	588	[1]	9,101	[1]	9,101
Employee severance costs					7,700
Employee severance costs paid					7,237
Amortization of acquired intangible assets					$ 2,738

[1]	*) Includes stock-based compensation to employees in the following items: Cost of products and licenses $ 47 $ 49 $ 58 Cost of software updates, maintenance and subscriptions $ 641 $ 984 $ 909 Research and development $ 6,649 $ 7,325 $ 7,471 Selling and marketing $ 5,032 $ 7,279 $ 7,888 General and administrative $ 18,538 $ 19,543 $ 23,509